Fair Value of Acquired Time Charters	6 Months Ended
Jun. 30, 2026
Fair Value of Acquired Time Charters [Abstract]
Fair Value of Acquired Time Charters
5.	Fair Value of Acquired Time Charters:

In connection with the acquisition in October 2024 of the M/V Raphaela with time charter attached, the Company recognized intangible assets of $477,101 representing the fair value of the favorable time charter attached to the vessel. The M/V Raphaela attached charter commenced upon the vessel’s delivery, on October 3, 2024 and was concluded within the first quarter of 2025 and the respective intangible asset was fully amortized during that period.

In connection with the acquisition in June 2026 of the M/V Magic Saturn with time charter attached, the Company recognized intangible liabilities of $200,815 representing the fair value of the unfavorable time charter attached to the vessel. The M/V Magic Saturn attached charter commenced upon the vessel’s delivery, on June 29, 2026 and will be concluded within the third quarter of 2027. The aggregate unamortized portion as of June 30, 2026, amounted to $200,181.

For the six months ended June 30, 2025 and 2026, the amortization of the acquired time charters amounted to $119,733 and $(634), respectively, and is included in ‘Time charter revenues’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.